13F-HR
<SEQUENCE>1
<FILENAME>armb12312006.txt
13F-HR - armb12312006.txt

              UNITED STATES
   SECURITIES AND EXCHANGE COMMISSION
         Washington, D.C. 20549

                FORM 13F

           FORM 13F Cover Page


Report for the Calendar Year or Quarter Ended December 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
               |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Alaska Retirement Management Board

Address:   333 Willoughby Avenue
	   Treasury Division, 11th Floor
	   Juneau, Alaska  99801

13F File Number: 028-11974

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Steve Sikes
Title:     Investment Officer
Phone:     (907) 465-4399


Signature, Place and Date of Signing:

/s/  Steve Sikes                  Juneau, Alaska              January 5, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

 NONE

          Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:  44

Form 13F Information Table Value Total:  119,777
(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                                              FORM 13F INFORMATION TABLE
                                              Alaska Retirement Management Board
                                              December 31, 2006

COLUMN 1                       COLUMN 2       COLUMN 3    COLUMN 4 COLUMN 5               COLUMN 6 COLUMN 7COLUMN 8

                               TITLE                      VALUE    SHARES/  SH/     PUT/  INVSTMT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS       CUSIP       (x$1000) PRN AMT  PRN     CALL  DSCRETN  MGRS    SOLE    SHARED  NONE
--------------
 AMB PROPERTY CORP              COM            00163T 10 9    1,576   26,900   SH         SOLE               26,900
 AMERICAN CAMPUS CMNTYS INC     COM            024835 10 0    1,286   45,200   SH         SOLE               45,200
 APARTMENT INVT & MGMT CO       CL A           03748R 10 1    2,778   49,600   SH         SOLE               49,600
 ARCHSTONE SMITH TR             COM            039583 10 9    4,843   83,200   SH         SOLE               83,200
 AVALONBAY CMNTYS INC           COM            053484 10 1    4,005   30,800   SH         SOLE               30,800
 BOSTON PROPERTIES INC          COM            101121 10 1    3,781   33,800   SH         SOLE               33,800
 BRANDYWINE RLTY TR             SH BEN INT NEW 105368 20 3    1,908   57,400   SH         SOLE               57,400
 BRE PROPERTIES INC             CL A           05564E 10 6    2,087   32,100   SH         SOLE               32,100
 CAMDEN PPTY TR                 SH BEN INT     133131 10 2    2,171   29,400   SH         SOLE               29,400
 CBL & ASSOC PPTYS INC          COM            124830 10 0    1,881   43,400   SH         SOLE               43,400
 COLONIAL PPTYS TR              COM SH BEN INT 195872 10 6    1,697   36,200   SH         SOLE               36,200
 CRESCENT REAL ESTATE EQUITIE   COM            225756 10 5    1,554   78,700   SH         SOLE               78,700
 DEVELOPERS DIVERSIFIED RLTY    COM            251591 10 3    2,102   33,400   SH         SOLE               33,400
 DUKE REALTY CORP               COM NEW        264411 50 5    1,693   41,400   SH         SOLE               41,400
 EQUITY LIFESTYLE PPTYS INC     COM            29472R 10 8    1,518   27,900   SH         SOLE               27,900
 EQUITY OFFICE PROPERTIES TRU   COM            294741 10 3    5,815  120,730   SH         SOLE              120,730
 EQUITY RESIDENTIAL             SH BEN INT     29476L 10 7    4,846   95,500   SH         SOLE               95,500
 ESSEX PPTY TR INC              COM            297178 10 5    1,951   15,100   SH         SOLE               15,100
 FEDERAL REALTY INVT TR         SH BEN INT NEW 313747 20 6    2,465   29,000   SH         SOLE               29,000
 GENERAL GROWTH PPTYS INC       COM            370021 10 7    4,956   94,900   SH         SOLE               94,900
 HIGHWOODS PPTYS INC            COM            431284 10 8    1,728   42,400   SH         SOLE               42,400
 HOST HOTELS & RESORTS INC      COM            44107P 10 4    3,790  154,400   SH         SOLE              154,400
 HRPT PPTYS TR                  COM SH BEN INT 40426W 10 1    1,780  144,200   SH         SOLE              144,200
 KILROY RLTY CORP               COM            49427F 10 8    1,755   22,500   SH         SOLE               22,500
 KIMCO REALTY CORP              COM            49446R 10 9    3,245   72,200   SH         SOLE               72,200
 LIBERTY PPTY TR                SH BEN INT     531172 10 4    2,353   47,900   SH         SOLE               47,900
 MACERICH CO                    COM            554382 10 1    2,952   34,100   SH         SOLE               34,100
 MACK CALI RLTY CORP            COM            554489 10 4    1,989   39,000   SH         SOLE               39,000
 MAGUIRE PPTYS INC              COM            559775 10 1    1,648   41,200   SH         SOLE               41,200
 PENNSYLVANIA RL ESTATE INVT    SH BEN INT     709102 10 7    1,457   37,000   SH         SOLE               37,000
 PLUM CREEK TIMBER CO INC       COM            729251 10 8    2,124   53,300   SH         SOLE               53,300
 POST PPTYS INC                 COM            737464 10 7    1,508   33,000   SH         SOLE               33,000
 PROLOGIS                       SH BEN INT     743410 10 2    4,466   73,500   SH         SOLE               73,500
 PUBLIC STORAGE INC             COM            74460D 10 9    4,884   50,100   SH         SOLE               50,100
 REGENCY CTRS CORP              COM            758849 10 3    2,814   36,000   SH         SOLE               36,000
 SIMON PPTY GROUP INC NEW       COM            828806 10 9    6,806   67,200   SH         SOLE               67,200
 SL GREEN RLTY CORP             COM            78440X 10 1    3,027   22,800   SH         SOLE               22,800
 TANGER FACTORY OUTLET CTRS I   COM            875465 10 6    1,473   37,700   SH         SOLE               37,700
 TAUBMAN CTRS INC               COM            876664 10 3    1,988   39,100   SH         SOLE               39,100
 U STORE IT TR                  COM            91274F 10 4    1,393   67,800   SH         SOLE               67,800
 UNITED DOMINION REALTY TR IN   COM            910197 10 2    2,546   80,100   SH         SOLE               80,100
 VORNADO RLTY TR                SH BEN INT     929042 10 9    5,188   42,700   SH         SOLE               42,700
 WASHINGTON REAL ESTATE INVT    SH BEN INT     939653 10 1    1,604   40,100   SH         SOLE               40,100
 WEINGARTEN RLTY INVS           SH BEN INT     948741 10 3    2,346   50,900   SH         SOLE               50,900